Other Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
Schedule of other receivables, net	Other receivables, net included the following:
	As of March 31
	2022	2023
	HKD	HKD	US$
Reimbursement receivables	$12,000	$12,000	$1,529
Other receivables	275,126	452,040	57,585
Less: Provision for doubtful accounts	(80,997)	(151,916)	(19,353)
Total Other receivables, net	$206,129	$312,124	$39,761

Schedule of table sets forth the movement of provision for doubtful accounts	The following table sets forth the movement of provision for doubtful accounts:
	As of March 31
	2022	2023
	HKD	HKD	US$
Beginning balance	$69,371	$80,997	$10,319
Addition	54,837	124,534	15,864
Charge-off	(43,211)	(53,615)	(6,830)
Ending balance	$80,997	$151,916	$19,353